Cover	3 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	S-4/A
Entity Registrant Name	Ares Acquisition Corporation II
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1592112
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	710-2100
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001853138
Amendment Flag	true
Entity Primary SIC Number	6770
Amendment Description	Amendment No.1
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Peter Ogilvie
Entity Address, Address Line One	245 Park Avenue
Entity Address, Address Line Two	44th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10167
City Area Code	212
Local Phone Number	710-2100